Shareholder Report, Holdings (Details)	Jan. 31, 2026
Carbon Collective Climate Solutions U.S. Equity ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Carbon Collective Climate Solutions U.S. Equity ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Republic Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carbon Collective Climate Solutions U.S. Equity ETF | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Carbon Collective Short Duration Green Bond ETF | First American Government Obligations Fund - Class X, 3.61% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Carbon Collective Short Duration Green Bond ETF | Bank of Nova Scotia, 4.43% (SOFR + 0.73%), 02/02/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Carbon Collective Short Duration Green Bond ETF | HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Short Duration Green Bond ETF | Boston Properties LP, 2.55%, 04/01/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Short Duration Green Bond ETF | HA Sustainable Infrastructure Capital, Inc., 8.00% to 06/01/2031 then 5 yr. CMT Rate + 4.30%, 06/01/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | Dominion Energy, Inc., 2.25%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Carbon Collective Short Duration Green Bond ETF | Public Service Co. of Oklahoma, 2.20%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Carbon Collective Short Duration Green Bond ETF | Korea Electric Power Corp., 4.43% (SOFR + 0.62%), 11/12/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Short Duration Green Bond ETF | New York State Electric & Gas Corp., 5.05%, 08/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Carbon Collective Short Duration Green Bond ETF | Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25%), 05/22/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Carbon Collective Short Duration Green Bond ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Carbon Collective Short Duration Green Bond ETF | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Carbon Collective Short Duration Green Bond ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Carbon Collective Short Duration Green Bond ETF | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Carbon Collective Short Duration Green Bond ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Carbon Collective Short Duration Green Bond ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Carbon Collective Short Duration Green Bond ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Carbon Collective Short Duration Green Bond ETF | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Carbon Collective Short Duration Green Bond ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%